ACCOUNTS RECEIVABLE, NET - Electricity Trading PROINFA (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROINFA
CUSTOMERS RECEIVABLE, NET
Electricity trading transactions	R$ (96,041)	R$ 353,933